Property and Equipment, Net (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 13,504
Depreciation expense		$ 28,153